SUPPLEMENTAL CASH FLOW INFORMATION (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Porcupine East Property [Member]
Statement [Line Items]
Shares issued in connection with acquisitions	2,500,000
Shares issued in connection with acquisitions value	$ 512,500
Birch Lake and Casummit Lake Properties [Member]
Statement [Line Items]
Proceed from shares issued in connection with acquisitions	2,000,000
Shares issued in connection with acquisitions value	$ 440,000
Various Property [Member]
Statement [Line Items]
Shares issued in connection with acquisitions	2,445,257
Shares issued in connection with acquisitions value	$ 385,000
Real And Personal Property [Member]
Statement [Line Items]
Shares issued in connection with acquisitions	1,000,000
Royalties Corp [Member]
Statement [Line Items]
Shares issued in connection with acquisitions	1,598,162
Shares issued in connection with acquisitions value	$ 0
Initial recognition amounts	2,000,000
Turquoise Canyon Project [Member]
Statement [Line Items]
Shares issued in connection with acquisitions		1,544,944
Shares issued in connection with acquisitions value		$ 0
Initial recognition amount		$ 110,000
Big Ridge Earn-In Agreement [Member]
Statement [Line Items]
Shares issued in connection with acquisitions		15,000,000
Shares issued in connection with acquisitions value		$ 0
Initial recognition amount		$ 2,175,000
Grid Metals Corp [Member]
Statement [Line Items]
Shares issued in connection with acquisitions	250,000
Shares issued in connection with acquisitions value	$ 0
Initial recognition amount	$ 35,000
Ontario Canada [Member]
Statement [Line Items]
Shares issued in connection with acquisitions	1,250,000
Duparquet [Member]
Statement [Line Items]
Shares issued in connection with acquisitions		79,169,460
Shares issued in connection with acquisitions value		$ 17,391,000
Mineral Properties [Member]
Statement [Line Items]
Shares issued in connection with acquisitions		4,708,127
Shares issued in connection with acquisitions value		$ 1,250,000